Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Commitments and Contingencies [Line Items]
Contracts additional payments	$ 600,000
Minimum commitments remaining contracts	$ 3,913,000
Number of due term	1 year